INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
PROFIT (LOSS) FOR THE PERIOD	$ (47,539)	$ 26,894	$ (19,755)	$ (168,727)
Unrealized gain (loss) on translation of foreign operations, net of tax	3,514	(6,258)	4,308	(4,476)
Unrealized gain (loss) on translation of foreign operations from discontinued operations	(945)		(156)	4,721
Gain (loss) on translation of foreign operations disposed and reclassified to consolidated statement of income (loss)	(1,248)	11,610	(415)	11,610
Other comprehensive income, net of tax, exchange differences on translation	1,321	5,352	3,737	11,855
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	(46,218)	32,246	(16,018)	(156,872)
Total comprehensive income (loss) attributable to:
Shareholders of Just Energy	(46,206)	32,259	(15,893)	(156,825)
Non-controlling interest	(12)	(13)	(125)	(47)
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	$ (46,218)	$ 32,246	$ (16,018)	$ (156,872)